Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Fair Value Disclosures [Abstract]
Estimated fair value of long-term obligations and other short-term borrowings	$ 1,564	$ 1,572	$ 1,577
Net carrying amounts of long-term obligations and other short-term borrowings	$ 1,451	$ 1,446	$ 1,402
Original maturity period of highly liquid investments included in cash equivalents	Three months or less